GOODWILL (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Goodwill rollforward
Beginning balance
Addition	$ 336,585,270
Ending balance	$ 336,585,270
Accumulated impairment loss:
Beginning balance
Charge for the period	$ 85,934,770
Ending balance
Goodwill, net	$ 250,650,500
Number of reporting units | item	1